UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09815

                               THE ARBITRAGE FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                                650 Fifth Avenue
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)

                                 John S. Orrico
                            Water Island Capital, LLC
                                650 Fifth Avenue
                               New York, NY 10019
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 259-2655

                      DATE OF FISCAL YEAR END: MAY 31, 2006

                    DATE OF REPORTING PERIOD: AUGUST 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS




                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2005 (Unaudited)
=========================================================================================
    SHARES    COMMON STOCK -- 96.26%                                           VALUE
-----------------------------------------------------------------------------------------

               AIR TRANSPORTATION -- 0.61%
        50,000 EGL, Inc. (a)(b)...........................................$     1,254,500
                                                                          ---------------

               BANKS -- 4.67%
       100,000 Amegy Bancorp, Inc.(c) ....................................      2,247,000
         5,000 Bank Austria Creditswap (a)................................        563,884
        17,500 Columbia Bancorp ..........................................        722,750
        62,500 Commercial Federal Corp.(c)  ..............................      2,119,375
       120,000 Hibernia Corp., Class A ...................................      3,810,000
            15 UFJ Holdings, Inc. (a).....................................         93,130
                                                                          ---------------
                                                                                9,556,139
                                                                          ---------------

               BEVERAGES -- 0.11%
       600,000 Kingway Brewery Holdings Ltd. .............................        216,157
                                                                          ---------------

               BIOTECHNOLOGY -- 0.23%
       352,000 Oragenics, Inc. (a)........................................        478,720
                                                                          ---------------

               BUILDING & CONSTRUCTION SUPPLIES -- 0.52%

        50,000 AM (a)         ............................................        594,015
        35,000 BPB Plc        ............................................        460,477
                                                                          ---------------
                                                                                1,054,492
                                                                          ---------------

               COMPUTERS & SERVICES -- 14.14%
       100,000 Brooktrout, Inc. (a).......................................      1,280,000
       336,000 Fastclick, Inc. (a)........................................      3,813,600
       369,300 Intermix Media, Inc. (a)(c)................................      4,383,591
        61,700 Macromedia, Inc. (a)(c)....................................      2,279,815
       411,210 Nuance Communications, Inc. (a)............................      2,286,328
     2,049,723 Paradyne Networks, Inc. (a)................................      5,841,711
        82,420 Register.com (a)...........................................        628,040
       228,000 Storage Technology Corp. (a)...............................      8,424,600
                                                                          ---------------
                                                                               28,937,685
                                                                          ---------------

               CONSUMER PRODUCTS -- 1.25%
       100,000 Onieda Ltd. (a)   .........................................        200,000
        42,000 Reebok International Ltd. (c)..............................      2,364,600
                                                                          ---------------
                                                                                2,564,600
                                                                          ---------------

               COSMETICS/PERSONAL CARE -- 4.40%
       150,000 Gillette Co. (The)(c)......................................      8,080,500





                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2005 (Unaudited)

=========================================================================================
    SHARES    COMMON STOCK -- 96.26% (Continued)                               VALUE
-----------------------------------------------------------------------------------------

        47,900 Paltac Corp...........................................     $       933,131
                                                                          ---------------
                                                                                9,013,631
                                                                          ---------------

               ELECTRIC -- 0.25%
         1,000 Electrabel.................................................        506,943
                                                                          ---------------

               ELECTRONICS -- 0.00%
           705 NEC Corp..................................................           3,736
                                                                          ---------------

               ENTERTAINMENT -- 3.36%
       121,300 Argosy Gaming Corp. (a)...................................       5,659,858
        15,000 Avid Technology, Inc. (a).................................         560,250
        40,000 Namco Ltd.................................................         655,419
                                                                          ---------------
                                                                                6,875,527
                                                                          ---------------

               FINANCIAL SERVICES -- 5.24%
        25,000 Collins Stewart Tullett Plc ...............................        275,180
       400,700 E-Loan, Inc. (a)...........................................      1,650,884
        60,000 Henderson Group Plc (a)....................................         74,138
       653,619 Instinet Group, Inc. (a)...................................      3,268,095
       196,696 Loring Ward International Ltd. (a)(d)......................        827,774
       155,000 MBNA Corp. (c) ............................................      3,906,000
        50,000 Metris Co. (a).............................................        731,000
                                                                          ---------------
                                                                               10,733,071
                                                                          ---------------

               HEALTHCARE SERVICES AND PRODUCTS -- 19.11%
       575,000 Beverly Enterprises, Inc. (a)(b)(c)........................      7,216,250
       100,000 Guidant Corp. (b)(c).......................................      7,064,000
       969,613 Guilford Pharmaceuticals, Inc. (a).........................      3,587,568
       125,000 IMS Health, Inc. (c).......................................      3,400,000
        20,000 Inamed Corp. (a)(b)........................................      1,450,000
        61,502 LabOne, Inc. (a)(c)........................................      2,658,732
       170,000 NDCHealth Corp. ...........................................      3,197,700
        75,000 OSI Pharmaceuticals, Inc. (a)(b)...........................      2,460,000
        63,500 Pacificare Health Systems, Inc. (a)(c) ....................      4,786,630
        70,000 Renal Care Group, Inc. (a)(c)..............................      3,296,300
                                                                          ---------------
                                                                               39,117,180
                                                                          ---------------

               MACHINERY -- 1.96%
        70,000 York International Corp. ..................................      4,016,600
                                                                          ---------------

               MARINE TRANSPORTATION -- 0.28%
        25,000 CP Ships Ltd...............................................        565,750
                                                                          ---------------




                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2005 (Unaudited)

=========================================================================================

    SHARES    COMMON STOCK -- 96.26% (Continued)                               VALUE
-----------------------------------------------------------------------------------------

               MEDIA -- 0.38%
        10,000 Liberty Corp. .............................................$       479,900
         5,000 SBS Broadcasting (a).......................................        288,000
                                                                          ---------------
                                                                                  767,900
                                                                          ---------------

               METALS -- 0.94%
        97,286 Metals USA, Inc. (a)(c) ...................................      1,916,534
                                                                          ---------------

               OFFICE AND BUSINESS EQUIPMENT -- 1.38%
     1,253,286 Danka Business Systems Plc ADR (a).........................      2,832,426
                                                                          ---------------

               PAPER & PAPER PRODUCTS -- 0.24%
       275,156 Carter Holt Harvey Ltd. ...................................        483,916
                                                                          ---------------

               PETROLEUM & FUEL PRODUCTS -- 7.18%
        55,000 PetroKazakhstan, Inc. .....................................      2,986,500
        89,000 Premcor, Inc.                                                    7,929,678
       125,000 Terasen, Inc. (c) .........................................      3,771,778
                                                                          ---------------
                                                                               14,687,956
                                                                          ---------------

               PHARMACEUTICALS -- 8.45%
       992,420 Inkine Pharmaceutical (a)..................................     3,493,318
       215,000 IVAX Corp. (a)(c)..........................................     5,568,500
        10,778 Medco Health Solutions, Inc. (a)(b)........................       531,032
       115,894 Priority Healthcare Corp. (a)(c)...........................     3,232,284
       155,000 Vicuron Pharmaceuticals, Inc. (a)(b)(c)....................     4,465,550
                                                                         ---------------
                                                                              17,290,684
                                                                         ---------------

               RETAIL -- 7.68%
        91,700 Action Performance, Inc. ..................................      1,160,922
       100,000 Brookstone, Inc. (a).......................................      1,974,000
        45,000 Cortefiel      ............................................      1,016,098
        55,000 Electronics Boutique Holdings (a)(b)(c)....................      3,525,500
        70,088 Federated Department Stores ...............................      4,834,636
       159,500 Foodland Associated Ltd ...................................      3,212,069
                                                                          ---------------
                                                                               15,723,225
                                                                          ---------------

               SEMICONDUCTORS -- 4.79%
       172,643 Helix Technology Corp. (c).................................      2,703,590
       267,100 Integrated Circuit Systems, Inc. (a).......................      5,625,126




                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2005 (Unaudited)

=========================================================================================

    SHARES    COMMON STOCK -- 96.26% (Continued)                               VALUE
-----------------------------------------------------------------------------------------

       820,219 Mindspeed Technologies, Inc. (a)...........................$     1,476,394
                                                                          ---------------
                                                                                9,805,110
                                                                          ---------------

               SOFTWARE -- 5.64%
       243,378 Aspect Communications Corp. (a)(c).........................      2,798,847
       402,500 Cyberguard Corp. (a)(c)....................................      3,340,750
       240,100 E.piphany, Inc. (a)........................................      1,003,618
       150,200 Plumtree Software (a)......................................        820,092
       536,095 Private Business, Inc. (a).................................        852,391
        74,500 SS&C Technologies, Inc. (c)................................      2,718,505
                                                                          ---------------
                                                                               11,534,203
                                                                          ---------------

               TELEPHONES & TELECOMMUNICATIONS -- 3.45%
       240,000 AT&T Corp. (c).............................................      4,723,200
        50,000 Marconi Corp. Plc (a)......................................        253,597
        40,000 MCI, Inc. (c)         .....................................      1,025,600
       150,000 Teleglobe International Holdings Ltd (a)...................        646,500
       100,000 Versatel Telecom International (a).........................        274,256
       366,100 Wireless Matrix Corp. (a)..................................        129,418
                                                                          ---------------
                                                                                7,052,571
                                                                          ---------------

               TOTAL COMMON STOCK (Cost $192,682,869)                     $   196,989,256
                                                                          ---------------
-----------------------------------------------------------------------------------------

    SHARES     EQUITY SWAPS -- 4.00%                                           VALUE
-----------------------------------------------------------------------------------------

        25,000 Belhaven Group Plc ........................................$       284,397
        70,000 London Stock Exchange Plc (a)..............................        713,849
       300,000 Mersey Docks & Harbour  ...................................      5,279,676
       300,000 Mfi Furniture Plc .........................................        623,201
        35,000 Ottakar's Plc    ..........................................        239,209
        65,000 Peacock Group Plc  ........................................        366,210
       100,000 Somerfield       ..........................................        357,914
       500,000 Woolworths Group Plc.......................................        323,741
                                                                          ---------------
               TOTAL EQUITY SWAPS (Cost $8,420,813)                       $     8,188,197
                                                                          ---------------




                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2005 (Unaudited)
=========================================================================================

    SHARES     REAL ESTATE INVESTMENT TRUSTS -- 2.02%                          VALUE
------------------------------------------------------------------------------------------
        95,000 Gables Residential Trust  (Cost $4,116,037)................$     4,138,200
                                                                          ---------------

-----------------------------------------------------------------------------------------
    SHARES     WARRANTS -- 0.00%                                                VALUE
-----------------------------------------------------------------------------------------
        85,000 Oragenics, Inc.(a)(e)  (Cost $--)..........................$            --
                                                                          ---------------

=========================================================================================
    SHARES     ESCROWED RIGHTS -- 0.02%                                         VALUE
-----------------------------------------------------------------------------------------
        35,300 Hoenig Group, Inc. -  contingent payment rights (a)(f).....$            --
        85,240 Information Resources, Inc. - contingent value rights
               (a)(f) ....................................................         42,620
       247,200 PetroCorp, Inc. - escrow shares (a)(f).....................             --
                                                                          ---------------

               TOTAL ESCROWED RIGHTS (Cost $77,965)                       $        42,620
                                                                          ---------------
=========================================================================================
  CONTRACTS   PUT OPTION CONTRACTS -- 0.20%                                    VALUE
-----------------------------------------------------------------------------------------
               Brooks Automation, Inc.,
           250  09/20/05 at $15...........................................$        22,500
               Electronics Boutique,
           250  10/25/05 at $55...........................................          3,750
               Guidant Corp.,
           700  10/25/05 at $65...........................................         87,500
               Inamed Corp.,
           200  10/25/05 at $70...........................................         53,000
               Kinder Morgan, Inc.,
            40  09/20/05 at $90...........................................            400
               MGI Pharma,
           250  10/25/05 at $25...........................................         40,000
            30  10/25/05 at $22.5.........................................          2,475
               OSI Pharmaceutical,
           750  10/25/05 at $30...........................................        105,000
               Salix Pharmaceutical,
           300  10/25/05 at $20...........................................         28,500
           300  10/25/05 at $17.5.........................................          7,500
               Secure Computing Corp.,
           229  09/20/05 at $10...........................................             --
            40  10/25/05 at $10...........................................          1,100

               Teva Pharmaceutical,
           250  09/20/05 at $30...........................................          2,500




                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2005 (Unaudited)
=========================================================================================
   CONTRACTS  PUT OPTION CONTRACTS -- 0.20% (Continued)                        VALUE
-----------------------------------------------------------------------------------------
               United Health Group, Inc.,
           150  09/20/05 at $47.5.........................................$         1,500
           150  09/20/05 at $52.5.........................................         20,250
           150  12/20/05 at $50...........................................         23,625
               Vicuron Pharmaceutical
           250  09/20/05 at $25...........................................          3,125
                                                                          ---------------

               TOTAL PUT OPTION CONTRACTS (Cost $606,122)                 $       402,725
                                                                          ---------------

               TOTAL INVESTMENTS AT VALUE -- 102.50%

                (Cost $205,903,806)                                       $   209,760,998
                                                                          ---------------

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.50)%                (5,113,631)
                                                                          ---------------

               NET ASSETS -- 100.00%                                      $   204,647,367
                                                                          ===============

(A) NON-INCOME PRODUCING SECURITY.
(B) UNDERLYING SECURITY FOR A WRITTEN/PURCHASED CALL/PUT OPTION.
(C) ALL OR A PORTION OF THE SHARES HAVE BEEN COMMITTED AS COLLATERAL FOR OPEN SHORT POSITIONS.
(D) SECURITY FAIR VALUED USING METHOD DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITY AS OF AUGUST 31, 2005 WAS $827,774 AND REPRESENTED 0.40% OF NET ASSETS.
(E) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.
(F) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.
ADR - AMERICAN DEPOSITARY RECEIPT
LTD -- LIMITED
PLC -- PUBLIC LIMITED COMPANY
AMOUNTS DESIGNATED AS "--"ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.



                               THE ARBITRAGE FUND
                        Schedule of Securities Sold Short
                           August 31, 2005 (Unaudited)
=========================================================================================
    SHARES     COMMON STOCKS -- 30.14%                                         VALUE
-----------------------------------------------------------------------------------------

               BANKS -- 2.47%
        77,500 Bank of America Corp. .....................................$     3,334,825
        20,300 Fulton Financial Corp. ....................................        355,250
             9 Mitsubishi Tokyo Financial Group, Inc. (a).................         91,510
        99,600 UniCredito Italiano (a)....................................        565,610
        10,000 Zions Bancorporation ......................................        698,600
                                                                          ---------------
                                                                                5,045,795
                                                                          ---------------

               COMPUTERS & SERVICES -- 2.02%
       125,000 Secure Computing Corp. (a)(b)..............................      1,441,250
       186,489 Valueclick, Inc. (a)(b)....................................      2,692,901
                                                                          ---------------
                                                                                4,134,151
                                                                          ---------------

               COSMETICS/PERSONAL CARE -- 3.96%
       146,250 Procter & Gamble Co. ......... ............................      8,113,950
                                                                          ---------------

               FINANCIAL SERVICES -- 1.29%
        32,200 Capital One Financial Corp. ...............................      2,648,128
                                                                          ---------------

               FOOD -- 0.88%
       287,000 Metcash Ltd. (a)...........................................        877,412
        75,000 Woolworths Ltd. ...........................................        915,465
                                                                          ---------------
                                                                                1,792,877
                                                                          ---------------

               GAS/NATURAL GAS -- 0.35%
         7,500 Kinder Morgan, Inc(b)......................................        716,025
                                                                         ---------------

               HEALTHCARE SERVICES & PRODUCTS -- 1.60%
        10,000 MGI Pharma, Inc. (a)(b)....................................        269,600
        58,500 UnitedHealth Group, Inc. (b) ..............................      3,012,750
                                                                          ---------------
                                                                                3,282,350
                                                                          ---------------

               LEISURE PRODUCTS -- 0.32%
        26,500 Bandai Co. Ltd. ...........................................        653,350
                                                                          ---------------

               MEDICAL PRODUCTS & SERVICES -- 0.53%
        17,000 Johnson & Johnson .........................................      1,077,630
                                                                          ---------------




                               THE ARBITRAGE FUND
                        Schedule of Securities Sold Short
                           August 31, 2005 (Unaudited)
=========================================================================================
    SHARES     COMMON STOCKS -- 30.12% (Continued)                             VALUE
-----------------------------------------------------------------------------------------
               PETROLEUM & FUEL PRODUCTS -- 2.41%
         2,625 PetroHawk Energy Group.....................................$        30,705
        46,000 Valero Energy Corp. .......................................      4,899,000
                                                                          ---------------
                                                                                4,929,705
                                                                          ---------------

               PHARMACEUTICALS -- 1.64%
        72,500 MEDICEO Holdings Co. Ltd...................................        953,098
        85,000 Salix Pharmaceuticals Ltd. (a)(b)..........................      1,732,300
        20,600 Teva Pharmaceutical ADR (b)................................        668,264
                                                                          ---------------
                                                                                3,353,662
                                                                          ---------------

               PRINTING & PUBLISHING -- 1.13%
        75,400 VNU (a)....................................................      2,308,986
                                                                          ---------------
               RETAIL -- 3.07%
        70,015 Federated Dept Stores, Inc. ...............................      4,829,635
        43,200 Gamestop Corp. (a).........................................      1,458,000
                                                                          ---------------
                                                                                6,287,635
                                                                          ---------------

               SEMICONDUCTORS -- 2.57%
       131,614 Brooks Automation, Inc. (a)(b).............................      1,868,919
       317,500 Integrated Device Technology, Inc. (a)(b)..................      3,397,250
                                                                          ---------------
                                                                                5,266,169
                                                                          ---------------

               SOFTWARE -- 1.83%
        85,214 Adobe Systems, Inc.........................................      2,304,187
       294,300 ScanSoft, Inc. (a).........................................      1,450,899
                                                                          ---------------
                                                                                3,755,086
                                                                          ---------------

               TELEPHONES & TELECOMMUNICATIONS -- 4.00%
       166,794 SBC Communications, Inc. (b)...............................      4,016,400
     1,576,239 Zhone Technologies (a).....................................      4,177,033
                                                                          ---------------
                                                                                8,193,433
                                                                          ---------------

               WATER UTILITIES -- 0.06%
         4,000 Suez(a)....................................................        116,294
                                                                          ---------------

               TOTAL COMMON STOCKS (Proceeds $59,629,484)                 $    61,675,226
                                                                          ---------------


               TOTAL SECURITIES SOLD SHORT (Proceeds $59,629,484)         $    61,675,226
                                                                          ---------------




                               THE ARBITRAGE FUND
                        Schedule of Securities Sold Short
                           August 31, 2005 (Unaudited)


(A) Non-income producing security.
(B) Underlying security for a written/purchased call/put option.
ADR - American Depository Receipt
See accompanying notes to portfolio of investments.



                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                           August 31, 2005 (Unaudited)
=========================================================================================
  CONTRACTS    WRITTEN CALL OPTIONS                                            VALUE
-----------------------------------------------------------------------------------------
               Beverly Enterprise, Inc.,
           250  10/25/05 at $12.5.........................................$         5,000
           250  01/24/06 at $12.5.........................................         10,000
               Brooks Automation, Inc.,
           700  09/20/05 at $15...........................................             --
           250  09/20/05 at $17.5.........................................             --
               EGL, Inc.,
           500  09/20/05 at $25...........................................         31,250
               Guidant Corp.,
           250  10/25/05 at $70...........................................         81,250
           500  10/25/05 at $75...........................................         21,250
               Integrated Device,
           350  09/20/05 at $10...........................................         27,125
               Kinder Morgan, Inc.,
            30  09/20/05 at $90...........................................         16,950
            40  09/20/05 at $95...........................................          6,600
            40  09/20/05 at $100..........................................            800
               Medco Health Solutions,
           100  09/20/05 at $50...........................................         12,000
               Medicis Pharmaceutical,
           280  10/25/05 at $35...........................................         40,600
               MGI Pharmaceutical Group,
            25  09/20/05 at $25...........................................          8,375
           330  10/25/05 at $30...........................................         38,775
               OSI Pharmaceutical,
            25  09/20/05 at $35...........................................          1,937
           475  10/25/05 at $35...........................................         86,687
           250  10/25/05 at $40...........................................         18,125
               Per Se Technologies,
           150  10/25/05 at $20...........................................          9,000
               Salix Pharmaceuticals,
           300  10/25/05 at $20...........................................         43,500
           650  10/25/05 at $22.5.........................................         27,625
               Secure Computing Corp.,
           370  09/20/05 at $10...........................................         57,350
           269  10/25/05 at $12.5.........................................         10,760
               Teva Pharmaceutical,
           460  09/20/05 at $30...........................................        117,300
           250  09/20/05 at $32.5.........................................         13,750




                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                           August 31, 2005 (Unaudited)
=========================================================================================
  CONTRACTS  WRITTEN CALL OPTIONS (Continued)                                  VALUE
-----------------------------------------------------------------------------------------
               UnitedHealth Group
           220  09/20/05 at $55...........................................$         1,500
           225  09/20/05 at $52.5.........................................          8,438
           150  12/20/05 at $60...........................................          4,500
           150  12/20/05 at $57.5.........................................          9,750
               Valueclick, Inc.,
           798    09/20/05 at $12.5.......................................        155,610
                                                                          ---------------

               TOTAL WRITTEN CALL OPTIONS
                (Premiums Received $861,014)                              $       870,682
                                                                          ---------------
=========================================================================================
  CONTRACTS  WRITTEN PUT OPTIONS -- (0.01)%                                    VALUE
-----------------------------------------------------------------------------------------
               Guidant Corp.
           500  10/25/05 at $55...........................................$        13,750
               MGI Pharmaceutical Group
           250  09/20/05 at $22.5.........................................         15,000
                                                                          ---------------
                                                                          $        28,750
                                                                          ---------------

               TOTAL WRITTEN PUT OPTIONS
               (Premiums Received $78,247)                                $        28,750
                                                                          ---------------

               TOTAL OPEN OPTIONS WRITTEN
               (Premiums Received $939,261)                               $       899,432
                                                                          ===============
AMOUNTS DESIGNATED AS "--"ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

                               THE ARBITRAGE FUND
                           August 31, 2005 (Unaudited)


Forward Foreign Currency Contracts - the following forward foreign currency contracts were outstanding at August 31, 2005:
------------------------------------------------------------------------------------------

                                                                              Unrealized
      Settlement      Currency to                                            Appreciation
         Date       Receive (Deliver)    Initial Value      Market Value    (Depreciation)
------------------------------------------------------------------------------------------

Contracts to Sell

      09/09/05      (2,000,000) AUD       $ 1,528,600        $ 1,501,413       $ 27,187
      12/05/05      (2,800,000) CAD         2,329,970          2,363,737        (33,767)
      10/17/05      (3,600,000) EUR         4,426,718          4,436,342         (9,624)
      09/09/05      (8,250,000) GBP        14,923,628         14,834,450         89,178
                                        ---------------    ---------------   -------------
Total Sell Contracts                      $23,208,916        $23,135,942       $ 72,974
                                        ---------------    ---------------   -------------
Contracts to Buy

      09/09/05       3,750,000  GBP       $(6,784,125)       $(6,742,932)      $(41,193)
                                        ---------------    ---------------   -------------
Total Buy Contracts                       $(6,784,125)       $(6,742,932)      $(41,193)
                                        ---------------    ---------------   -------------
Net Contracts                             $16,424,791        $16,393,010       $ 31,781
                                        ===============    ===============   =============


AUD -- Australian Dollar        EUR -- Euro
CAD -- Canadian Dollar          GBP -- British Pound Sterling

                               THE ARBITRAGE FUND
                      Notes to the Portfolio of Investments
                           August 31, 2005 (Unaudited)


     1. SECURITY VALUATION

     The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time). Common stocks and other securities, including open short positions, which are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

     2. SECURITY TRANSACTIONS

     Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

     3. SHORT POSITIONS

     The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Schedule of Securities Sold Short. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

     4.  FORWARD FOREIGN CURRENCY CONTRACTS

     The Fund enters into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     5. OPTION TRANSACTIONS

     The Fund may write (sell) covered call options to hedge portfolio investments. Put options may also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security).

     6. EQUITY SWAP CONTRACTS

     The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. An equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian and/or counterparty's broker in compliance with swap contracts. Risks may exceed amounts recognized in the Statements of Net Assets. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Funds' Statements of Net Assets. As of August 31, 2005, the Fund had long equity swap contracts outstanding of $8,188,197.

     7. FEDERAL INCOME TAX

      The following information is computed on a tax basis for each item as of August 31, 2005:

     Cost of portfolio investments                           $ 145,668,200
                                                          ===================

     Gross unrealized appreciation                           $   7,849,193
     Gross unrealized depreciation                              (5,834,346)
                                                          -------------------

     Net unrealized appreciation                             $   2,014,847
                                                          ===================








ARB-NQ-10/05

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                            The Arbitrage Funds


By (Signature and Title)*                               /s/ John S. Orrico
                                                        ------------------------
                                                        John S. Orrico
                                                        President and Treasurer


Date October 18, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                               /s/ John S. Orrico
                                                        ------------------------
                                                        John S. Orrico
                                                        President and Treasurer


Date October 18, 2005

By (Signature and Title)*                               /s/ Eric Kleinschmidt
                                                        ------------------------
                                                        Eric Kleinschmidt
                                                        Chief Financial Officer


Date October 19, 2005

* Print the name and title of each signing officer under his or her signature.